================================================================================
                                   SEMIANNUAL
                                     REPORT

                                                              September 30, 1995

Mailing Address:
  SAFECO Mutual Funds
  P.O. Box 34890
  Seattle, WA 98124-1890
                                                   SAFECO
For Account Information                            TAX-EXEMPT
or Telephone Transactions:                         BOND FUNDS
  Nationwide: 1-800-624-5711
  Seattle: 545-7319
  TTY/TDD: 1-800-438-8718


                                                        SAFECO INTERMEDIATE-TERM
                                                             MUNICIPAL BOND FUND

                                                                  SAFECO INSURED
                                                             MUNICIPAL BOND FUND

                                                                SAFECO MUNICIPAL
                                                                       BOND FUND

                                                               SAFECO CALIFORNIA
                                                            TAX-FREE INCOME FUND

                                                         SAFECO WASHINGTON STATE
                                                             MUNICIPAL BOND FUND


                                                      [SAFECO MUTUAL FUNDS LOGO]

==================================================================================


                             PERFORMANCE INFORMATION
              For the Periods Ended September 30, 1995 (Unaudited)

The Lehman Brothers Municipal Long, Long Insured and 7-Year Bond Indices are representative total return benchmarks for the respective funds. Operating expenses have been applied to the funds, but not to the indices. If portfolio operating expenses had been applied to the indices, their values would have been lower. The performance of the funds assumes the reinvestment of all interest and capital gains. Investment returns are historical and not predictive of future performance.

----------------------------------------------------------------------------------
SAFECO MUNICIPAL BOND FUND
ILLUSTRATION OF A $10,000 INVESTMENT
                                                     [GRAPH APPEARS HERE COMPARING
[GRAPH 1]                                            THE TOTAL RETURN OF A $10,000
                                                     INVESTMENT IN THE FUND MADE
INVESTMENT VALUE AS OF SEPTEMBER 30, 1995            10 YEARS AGO AS COMPARED TO
                                                     THE PERFORMANCE OF THE
SAFECO MUNICIPAL BOND FUND: $25,332                  APPLICABLE INDEX.]

LEHMAN BROTHERS LONG MUNICIPAL BOND INDEX: $27,340

==================================================================================
SAFECO CALIFORNIA TAX-FREE INCOME FUND
ILLUSTRATION OF A $10,000 INVESTMENT
                                                     [GRAPH APPEARS HERE COMPARING
[GRAPH 2]                                            THE TOTAL RETURN OF A $10,000
                                                     INVESTMENT IN THE FUND MADE
INVESTMENT VALUE AS OF SEPTEMBER 30, 1995            10 YEARS AGO AS COMPARED TO
                                                     THE PERFORMANCE OF THE
SAFECO CALIFORNIA TAX-FREE INCOME FUND: $24,228      APPLICABLE INDEX.]

LEHMAN BROTHERS LONG MUNICIPAL BOND INDEX: $27,340


==================================================================================

================================================================================
SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND           Graph appears here
ILLUSTRATION OF A $10,000 INVESTMENT                   comparing the total
                                                       return of a $10,000
[GRAPH 3]                                              investment in the Fund
                                                       made on the Fund's
INVESTMENT VALUE AS OF SEPTEMBER 30, 1995              inception date as
                                                       compared to the
SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND: $11,368  performance of the applicable index.
LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX: $11,587

================================================================================
AVERAGE ANNUAL TOTAL RETURN

                                                                         10 YEAR
                                                                        OR SINCE
                                                   1 YEAR    5 YEAR    INCEPTION
--------------------------------------------------------------------------------
SAFECO Intermediate-Term
Municipal Bond Fund                                 9.69%       N/A      5.26%*
Lehman Brothers 7-Year
Municipal Bond Index                               10.26%       N/A      6.07%*
--------------------------------------------------------------------------------
SAFECO Insured
Municipal Bond Fund                                13.78%       N/A      4.66%*
Lehman Brothers Long
Insured Municipal Bond Index                       13.00%       N/A      5.76%*
--------------------------------------------------------------------------------
SAFECO Municipal Bond Fund                         12.26%      8.95%     9.74%
Lehman Brothers Long
Municipal Bond Index                               12.91%      9.67%    10.57%
--------------------------------------------------------------------------------
SAFECO California
Tax-Free Income Fund                               12.97%      8.81%     9.25%
Lehman Brothers Long
Municipal Bond Index                               12.91%      9.67%    10.57%
--------------------------------------------------------------------------------
SAFECO Washington State
Municipal Bond Fund                                12.18%       N/A      4.92%*
Lehman Brothers Long
Municipal Bond Index                               12.91%       N/A      5.97%*
--------------------------------------------------------------------------------

* The Funds' inception was March 18, 1993.
  Performance comparison begins March 31, 1993.

================================================================================
SAFECO INSURED MUNICIPAL BOND FUND                     Graph appears here
ILLUSTRATION OF A $10,000 INVESTMENT                   comparing the total
                                                       return of a $10,000
[GRAPH 4]                                              investment in the Fund
                                                       made on the Fund's
INVESTMENT VALUE AS OF SEPTEMBER 30, 1995              inception date as
                                                       compared to the
SAFECO INSURED MUNICIPAL BOND FUND: $11,207            performance of the
                                                       applicable index.

LEHMAN BROTHERS LONG INSURED MUNICIPAL BOND INDEX: $11,502

================================================================================
SAFECO WASHINGTON STATE MUNICIPAL BOND FUND            Graph appears here
ILLUSTRATION OF A $10,000 INVESTMENT                   comparing the total
                                                       return of a $10,000
[GRAPH 5]                                              investment in the Fund
                                                       made on the Fund's
INVESTMENT OF VALUE AS OF SEPTEMBER 30, 1995           inception date as
                                                       compared to the
SAFECO WASHINGTON STATE MUNICIPAL BOND FUND: $11,275   performance of the
                                                       applicable index.
LEHAMN BROTHERS LONG MUNICIPAL BOND INDEX: $11,559


Table of Contents
================================================================================

President's Letter                                                             2
Fund Manager's Report                                                          3
Highlights                                                                     8
Portfolios of Investments                                                     10
Financial Statements                                                          26
Notes to Financial Statements                                                 30

================================================================================

================================================================================

                            LETTER FROM THE PRESIDENT
                                November 1, 1995

DEAR SHAREHOLDER:

     As it was in 1994, so it has been in 1995: The health of the U.S. economy is the theme driving the financial markets. The marked difference between the two years is the change in investor perception of the economy.

     Investors now seem to see the economy as growing at healthy, sustainable levels with little inflationary pressure. This change in attitude, coupled with the concept of declining interest rates, has brought surprising strength to both the bond and stock markets.

     The stock market as measured by the S&P Index climbed 29.71% in the 12 months ending September 30, 1995. The bond market as measured by the Lehman Brothers Government/Corporate Index returned 14.35% over the same period. These gains far outpace historical averages.

     The slow domestic economic growth, low inflation and falling interest rates that we are experiencing creates an environment that is traditionally beneficial for bonds. The same circumstances are generally positive for the stocks of companies that are able to grow their earnings. Companies whose earnings don't meet analysts' expectations are likely to disappoint investors. In this climate, stock picking ability is critical to good performance.

     Beyond that, it is not our practice to prognosticate. We don't believe we can predict short-term trends or be successful timing the market. So, we try to stay fully invested in the best positions at the best prices we can find.

[PHOTO] DAVID F. HILL

     We urge investors to take a longer view to investing as well.

     Our advice is, as always, don't try to divine what the market will do tomorrow or next month. Concentrate instead on making sure your investment vehicles are of high quality and that they match the time horizons of your investment objectives.

     To help investors do that, we offer educational materials, including the SAFECO Mutual Funds Personal Financial Planning Program. Please call us for your free copy of this educational booklet and planning worksheets. For automated performance information, try our new menu-driven price and yield line. We've upgraded and expanded this service to provide historical performance as well as dividends and capital gain information. To access it simply dial 1-800-835-4391 (545-5113 in Seattle).

     As always, we truly value your continued confidence in SAFECO Mutual Funds.

Sincerely,

/s/ David F. Hill, President
----------------------------
David F. Hill

================================================================================

================================================================================

                          REPORT FROM THE FUND MANAGER
                                November 1, 1995

SAFECO TAX-EXEMPT BOND FUNDS

     The last six months has been a fabulous time to own bonds. Across all types and all maturity ranges, bond prices have risen as yields have fallen.

     And while the SAFECO Tax-Exempt Funds reported strong returns among municipal bond funds, each one topping its peer group average, municipal bonds did not star in this rally. Specters of tax reform that manifested in several forms last spring caused municipals to lag other bond types.

     Treasury bond yields declined 0.8% to 1.0%, while long-term, tax-exempt yields declined about 0.2%. The intermediate maturity sector of the municipal market performed slightly better, with those yields declining about half as much as intermediate-term treasuries.

     As the reporting period began, municipals were rallying ahead of treasuries. Early redemptions and substantially lower new issue volume had decreased supply, lifting the value of municipal bonds. All the technical indicators pointed to a banner year for municipal bonds.

     Then tax reform hit the news. A feature common to the reform proposals was to make all investment returns tax free, thereby negating the tax-free value of municipal bonds. A common omission of the proposals was a discussion of the tremendous disruptions such a change would bring about. The taxable bond market continued to rally, but the municipal market languished amid fears that municipal bonds would be severely devalued by a flat tax.

     Between April 15 and June 30, municipal yields rose in comparison to treasuries. On 30-year bonds the yield ratio rose from 84% to 95%, a seven-year high. It was clear: Many market participants believed one of the many tax revision measures would become law, and relatively soon. And they abandoned the long-term market.

================================================================================
COMPARATIVE INFORMATION

For Periods Ending                     AVERAGE         ANNUAL       TOTAL RETURN
SEPTEMBER 30, 1995                      1 YEAR         5 YEAR          10 YEAR
--------------------------------------------------------------------------------
SAFECO Intermediate-Term
Municipal Bond Fund*                    9.69%           N/A*             N/A*
Lipper Average for Category             8.68%           N/A              N/A
--------------------------------------------------------------------------------
SAFECO Insured
Municipal Bond Fund*                   13.78%           N/A*             N/A*
Lipper Average for Category            10.21%           N/A              N/A
--------------------------------------------------------------------------------
SAFECO Municipal Bond Fund             12.26%          8.95%            9.74%
Lipper Average for Category             9.84%          8.40%            9.00%
--------------------------------------------------------------------------------
SAFECO California
Tax-Free Income Fund                   12.97%          8.81%            9.25%
Lipper Average for Category             9.58%          8.20%            8.60%
--------------------------------------------------------------------------------
SAFECO Washington State
Municipal Bond Fund*                   12.18%           N/A*             N/A*
Lipper Average for Category            11.31%           N/A              N/A
--------------------------------------------------------------------------------

* The Funds' inception was March 18, 1993. Investment returns are historical and not predictive of future performance.

     I think it is almost inconceivable that such a major tax revision will occur before the elections of 1996. Even after the elections, I believe the far-reaching effects such a revision would have makes it extremely unlikely. For decades, scores of major policy and strategic decisions, both personal and corporate, have been based on the current tax structure. A fundamental change in that structure would threaten the fabric of our economy, unless it was phased in over a very long term.

     I believe that munis will regain their former yield relationship to treasuries upon the failure of tax reform; and outperform treasuries by up to 11%. (In the unlikely event of a flat tax, munis might underperform treasuries by 8 to 10%.)

================================================================================

================================================================================

     In the meantime -- yielding nearly 95% of taxable bonds on a pre-tax basis -- municipal bonds are at their relative cheapest point in seven years and represent an unparalleled opportunity for yield and potential appreciation.

     As an alternative to declining money market rates and the ever-more-pricey stock market, municipal bonds may be the best buy and the best performers of 1996.

     The five SAFECO Municipal Bond Funds are currently fully invested in high-quality credits and I expect them to fully benefit from the expected rebound in the municipal bond market.

SAFECO MUNICIPAL BOND FUND

     The SAFECO Municipal Bond Fund performed very well over the 12 months ending September 30. Total return was 12.26% which, according to Lipper Analytical Services, ranked the Fund 11 out of 213 similar funds, which had an average return of 9.84%. (For the five and ten years just ended, the Fund placed 20 of 98 and 6 of 54 similar funds, respectively.)

     At the last report, we'd emerged from the dark market of 1994 still holding our badly battered, long-maturity, deep-discount bonds. We stayed that course knowing that discount bonds (bonds with coupon yields lower than the market rate that sell at a discount to their face value) would outperform when the market turned upward, as they did.

     There were gains, but few transactions during the last six months. Those we did complete increased the Fund's yield and maturity while maintaining its high credit quality. Our most significant purchase increased the Fund's position in the Aa/A+ rated Alaska Housing Finance bonds, which unlike most housing bonds have call protection. The authority avoids the calls that occur when mortgages are prepaid by securing the bond's income with general revenues of the housing programs and recycling prepayments into new mortgages.

[PHOTO] STEPHEN C. BAUER

     The major reason for the good performance of the SAFECO Municipal Bond Fund was its combination of long maturities and deep discounts. I expect to maintain this structure. The upside potential of deep discount bonds will be especially valuable should tax reform fail and municipal yields regain their normal relationship to treasury yields.

SAFECO CALIFORNIA TAX-FREE INCOME FUND

     The SAFECO California Tax-Free Income Fund had an excellent 12 months ending September 30. Returning 12.97%, the Fund was ranked 2 out of 92 California tax-free funds, according to Lipper Analytical Services. As a group, the California funds posted an average return of 9.58%. (For the five and ten years just ended, the Fund placed 5 of 46 and 3 of 20 similar funds, respectively.)

     Long-term deep discounts in the Fund were responsible for our good performance.

     During the six months, I swapped 5.75% bonds for 4.75% and 5.00% coupons to assure we'd be holding discounted bonds. I sold the 5.75% bonds before they reached par, as they command a better price when they

================================================================================

================================================================================


still have a few points of call protection remaining. (Bonds with coupons below market rates are typically not called and refinanced when rates fall.)

     Although Orange County has not yet solved all its financial problems, the trauma to the State's tax-exempt market has largely diminished. While Los Angeles County and a few other issuers have some financial difficulties, other California borrowers find access to the financial markets easy and no more expensive (in terms of having to offer premium yields to attract investors) than before Orange County's debacle.

     A new holding by the California Fund is the Redding Joint Powers Financing Authority Revenue bonds. These A/BBB+ rated bonds are secured by solid waste, water and wastewater revenues, and a facilities lease.

SAFECO INSURED MUNICIPAL BOND FUND

     The SAFECO Insured Municipal Bond Fund was the best performing SAFECO Tax-Exempt Fund and the best performer in its peer group over the last year. With a total return of 13.78% for the 12 months ended September 30, it outperformed the insured fund group average total return of 10.21%, as well as all 43 funds in the group measured by Lipper Analytical Services.

     The reasons for this Fund's success are the same as the other Funds: it's long maturities and many deep discounts had lots of room to appreciate when the market turned upward. Although this approach means greater than average volatility in the share price, I think it is the best strategy for a long-term fund.

     The use of insurance in the municipal market has grown to record levels. Through September 30, 41% of new issues were insured. (Insurance guarantees the timely payment of a bond's interest and principal, raising its credit rating to AAA. It does not insure a fund's share price.) Competition among the insurers, heightened by lower new issue volume, has reduced the cost of insurance so much that the yield on insured bonds is close to that of uninsured bonds. Thanks to the price war among insurers, it's cheaper than ever to own only top-rated municipal bonds.

SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

     The SAFECO Washington State Municipal Bond Fund returned 12.18% which ranked its performance third out of the 10 Washington funds for the 12 months ended September 30, according to Lipper Analytical Services.

     The average return of all Washington municipal bond funds was 11.31%, compared to 9.84% for general municipal bond funds. Washington bonds outperformed the nation in general due to strong demand for our bonds (our economy is healthy) and meager supply.

     Given the scarcity of long maturities and deep discount bonds in Washington, and consequently our portfolio, the Washington Fund is the most conservative, and usually the least volatile of the long-term SAFECO Tax-Exempt Funds. Nonetheless, I will look for opportunities to increase yield by buying longer maturities, and to increase call protection by buying discount bonds.

     During the last six months I did sell four holdings with an average maturity of 15 years and average yield of 5.88%. They were partially replaced with nonprofit housing revenue bonds issued on behalf of Horizon House by the Washington State Housing Finance Commission. These bonds have a maturity of 32 years and yield 6.25%. Horizon House is a downtown Seattle retirement facility with 447 residents and a waiting list of 300.

SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND

     For the 12 months ended September 30, the SAFECO Intermediate-Term Municipal Bond Fund returned 9.69%. It was ranked 14 out of the 111 intermediate-term funds tracked by Lipper Analytical Services. The group's average return was 8.68%.
================================================================================

================================================================================

     Intermediate-term funds are less threatened than longer bonds by potential tax reform. Shorter bonds are simply more likely to mature before tax reform might harm them. Even if a flat tax comes to pass before maturity, the impact on the bond's price would be minimal because shorter bonds are less volatile. Investors understand this and are more willing to own intermediate munis in potentially volatile markets.

     Still, the Fund's longer average maturity helped it outperform its peers. The additional yield we gained by going relatively long, more than compensated for the relative underperformance of longer to shorter maturities. (Ten-year bonds pay about .50% more than 5-year bonds.)

     As the Fund ages and its average maturity shortens, I intend to sell off the shorter paper and reinvest in the 10-year range unless the shape of the yield curve (the difference in yields between shorter and longer maturities) changes. And, I don't see that happening any time soon.


/s/ Stephen C. Bauer
------------------------------
Stephen C. Bauer, Fund Manager

================================================================================

================================================================================


                        S&P CREDIT RATINGS DISTRIBUTIONS
                          AS A PERCENTAGE OF NET ASSETS
                            As of September 30, 1995


================================================================================
SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

AAA                                                                        38.8%
AA                                                                         18.7%
A                                                                          30.4%
BBB                                                                         4.6%
BB                                                                          3.0%
NOT RATED                                                                   2.4%
CASH & OTHER                                                                2.1%


================================================================================
SAFECO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

AAA                                                                        32.9%
AA                                                                         24.8%
A                                                                          23.2%
BBB                                                                         8.1%
B                                                                           0.5%
NOT RATED                                                                   7.2%
CASH & OTHER                                                                3.3%


================================================================================
SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

AAA                                                                        41.5%
AA                                                                         19.2%
A                                                                          22.6%
NOT RATED                                                                  14.5%
CASH & OTHER                                                                2.2%


================================================================================
SAFECO INSURED MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

AAA                                                                        93.0%
CASH & OTHER                                                                7.0%


================================================================================
SAFECO CALIFORNIA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

AAA                                                                        50.7%
AA                                                                         10.9%
A                                                                          17.8%
BBB                                                                         6.3%
NOT RATED                                                                  11.5%
CASH & OTHER                                                                2.8%


================================================================================

================================================================================


                                   HIGHLIGHTS
                      As of September 30, 1995 (Unaudited)

SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
TOP FIVE TYPES OF BONDS                                    PERCENT OF NET ASSETS
================================================================================
Hospital                                                                   17.7%
Local G.O. - Unlimited Tax                                                 10.2%
Utilities - Water and Sewer                                                 9.9%
Lease Rental                                                                9.5%
Electric Utilities - Combination                                            7.9%


TOP FIVE HOLDINGS                                          PERCENT OF NET ASSETS
================================================================================
Mississippi Hospital Equipment & Facilities Authority                       4.3%
Oklahoma Industries Authority Health Facilities                             4.2%
Trinity River Authority (TX)                                                4.2%
Joliet (IL) Waterworks and Sewerage                                         4.0%
Tacoma (WA) Electric System                                                 3.7%


TOP FIVE STATES                                            PERCENT OF NET ASSETS
================================================================================
Illinois                                                                   12.0%
Texas                                                                       9.4%
Washington                                                                  9.2%
New York                                                                    7.6%
Indiana                                                                     6.6%


================================================================================
CURRENT YIELD (30-DAY)                                                   PERCENT
--------------------------------------------------------------------------------
SAFECO Intermediate-Term Municipal Bond Fund                               4.38%
SAFECO Insured Municipal Bond Fund                                         5.09%
SAFECO Municipal Bond Fund                                                 5.22%
SAFECO California Tax-Free Income Fund                                     5.34%
SAFECO Washington State Municipal Bond Fund                                5.28%
--------------------------------------------------------------------------------


SAFECO INSURED MUNICIPAL BOND FUND
TOP FIVE TYPES OF BONDS                                    PERCENT OF NET ASSETS
================================================================================
Utilities - Sewer                                                          20.3%
Electric Utilities - Combination                                           16.4%
Hospital                                                                   11.1%
Utilities - Water                                                           8.4%
Utilities - Water and Sewer                                                 6.7%


TOP FIVE HOLDINGS                                          PERCENT OF NET ASSETS
================================================================================
University Area (PA) Joint Authority Sewer                                  4.3%
Pittsburgh Water & Sewer Authority                                          3.9%
Indianapolis Gas Utility                                                    3.6%
Montgomery County (PA) Higher Education & Health Auth.                      3.5%
Detroit Water Supply System                                                 3.5%


TOP FIVE STATES                                            PERCENT OF NET ASSETS
================================================================================
Washington                                                                 15.3%
California                                                                 15.0%
Pennsylvania                                                               11.7%
Texas                                                                      10.9%
Indiana                                                                     9.6%


================================================================================
WEIGHTED AVERAGE MATURITY                                                  YEARS
--------------------------------------------------------------------------------
SAFECO Intermediate-Term Municipal Bond Fund                                7.80
SAFECO Insured Municipal Bond Fund                                         23.11
SAFECO Municipal Bond Fund                                                 22.79
SAFECO California Tax-Free Income Fund                                     24.68
SAFECO Washington State Municipal Bond Fund                                21.45
--------------------------------------------------------------------------------

================================================================================

================================================================================

                      As of September 30, 1995 (Unaudited)


SAFECO MUNICIPAL BOND FUND
TOP FIVE TYPES OF BONDS                                    PERCENT OF NET ASSETS
================================================================================
Electric Utilities - Combination                                           15.9%
Escrow Secured - U.S. Treasury (Prerefunded)                               10.2%
Hospital                                                                    7.8%
Lease Rental                                                                7.6%
Utilities - Water and Sewer                                                 6.5%


TOP FIVE HOLDINGS                                          PERCENT OF NET ASSETS
================================================================================
San Joaquin Hills (CA) Transportation Corridor Agency                       4.1%
Illinois Education Facilities Authority                                     3.4%
Austin Combined Utility System                                              3.4%
Alaska Housing Finance Corp.                                                3.0%
East Chicago (IN) Elementary School Building Corp.                          2.5%


TOP FIVE STATES                                            PERCENT OF NET ASSETS
================================================================================
California                                                                 19.4%
Washington                                                                 12.0%
Illinois                                                                    7.5%
New York                                                                    6.6%
South Carolina                                                              6.1%

SAFECO CALIFORNIA TAX-FREE INCOME FUND
TOP FIVE TYPES OF BONDS                                    PERCENT OF NET ASSETS
================================================================================
Utilities - Sewer                                                          12.3%
Electric Utilities - Combination                                           11.5%
Hospital                                                                   11.4%
Local G.O. - Limited Tax                                                   10.2%
Escrow Secured - U.S. Treasury (Prerefunded)                                8.2%


TOP FIVE HOLDINGS                                          PERCENT OF NET ASSETS
================================================================================
Los Angeles County Sanitation District Financing
  Authority                                                                 6.0%
San Joaquin Hills Transportation Corridor Agency                            5.9%
Pittsburg Redevelopment Agency                                              5.4%
Rancho California Water District Financing Authority                        4.9%
Los Angeles Department of Water & Power                                     4.8%


SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
TOP FIVE TYPES OF BONDS                                    PERCENT OF NET ASSETS
================================================================================
Local G.O. - Limited Tax                                                   17.3%
Local G.O. - Unlimited Tax                                                 15.5%
Hospital                                                                   14.4%
Utilities - Water                                                          12.5%
Housing - Uninsured                                                         9.3%


TOP FIVE HOLDINGS                                          PERCENT OF NET ASSETS
================================================================================
Everett School District #2 (Snohomish County)                               5.1%
King County Housing Authority                                               5.1%
Renton Water and Sewer Improvement                                          4.7%
Snohomish County Public Utility District #1                                 4.6%
Spokane Regional Solid Waste Management                                     4.3%


================================================================================

================================================================================


                            Portfolio of Investments
                  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                      As of September 30, 1995 (Unaudited)

PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
BONDS - 97.9%

ALASKA - 3.3%
     $250     Anchorage Hospital Revenue
              (Sisters of Providence)
              6.75%, due 10/01/01                                           $270

      200     Fairbanks North Star Borough General
              Obligation
              5.20%, due 3/01/03 [MBIA]*                                     204

ARIZONA - 0.7%
      100     Tucson Airport Authority General Revenue
              5.30%, due 6/01/03 [MBIA]                                      103

CALIFORNIA - 5.9%
       90     California Housing Finance Agency
              Multi-Unit Rental Revenue
              5.50%, due 2/01/99                                              91

      245     Pleasanton Joint Powers Financing
              Authority Reassessment Revenue
              5.80%, due 9/02/02                                             248

      500     Santa Margarita Dana Point Authority Revenue
              5.375%, due 8/01/04                                            519

CONNECTICUT - 1.9%
      100     Connecticut Housing Finance Authority
              Housing Mortgage Finance Program
              5.40%, due 5/15/03                                             102

      150     Connecticut Special Tax Obligation
              Transportation Infrastructure
              6.50%, due 6/01/03                                             166

DISTRICT OF COLUMBIA - 3.0%
              District of Columbia General Obligation
      150     5.75%, due 6/01/03                                             147
      300     5.20%, due 6/01/03                                             281

GEORGIA - 6.0%
              Georgia Municipal Electric Authority
              General Power Revenue
      100     5.75%, due 1/01/03                                             104
      300     4.75%, due 1/01/04                                             289

     $500     Heard County Development Authority
              Pollution Control Revenue (Oglethorpe Power)
              4.70%, due 1/01/04                                            $471

ILLINOIS - 12.0%
      125     Chicago Wastewater Transmission Revenue
              5.20%, due 1/01/04 [FGIC]                                      128

      100     Illinois Health Facilities Authority Revenue
              (Brokaw-Mennonite Association)
              5.60%, due 8/15/01 [FGIC]                                      104

      300     Illinois Health Facilities Authority Revenue
              (Masonic Medical Center)
              5.20%, due 10/01/03                                            296

      500     Joliet Waterworks and Sewerage Revenue
              7.00%, due 1/01/05 [FGIC]                                      573

              Metropolitan Pier and Exposition Authority
              (McCormick Place Expansion Project)
      100     5.90%, due 6/15/03                                             106
      500     5.50%, due 6/15/03 [MBIA]                                      519

INDIANA - 6.6%
      100     Clay School Building Corp. First Mortgage
              5.60%, due 1/01/03 [MBIA]                                      104

      200     Hammond Multi-School Building Corp.
              First Mortgage (Lake County)
              5.50%, due 1/15/03                                             210

      330     Highland School Building Corp. First
              Mortgage
              5.00%, due 1/05/04                                             325

      100     Indiana Bond Bank State Revolving Fund
              Program
              5.90%, due 2/01/03                                             105

      100     Indianapolis Local Public Improvement
              Bond Bank Transportation Revenue
              5.80%, due 7/01/03                                             106

      100     Pike Township School Building Corp.
              First Mortgage Revenue
              5.70%, due 2/01/01                                             104


                       See Notes to Financial Statements

================================================================================

                            Portfolio of Investments
            SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND (CONTINUED)
                      As of September 30, 1995 (Unaudited)

PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
IOWA - 2.0%
     $305     Louisa Pollution Control Revenue
              4.65%, due 12/15/03                                           $293

KENTUCKY - 4.3%
      500     Kentucky State Property and Buildings
              Commission Revenue
              5.50%, due 9/01/04                                             518

      100     Kentucky Turnpike Authority
              Economic Development Road Revenue
              5.20%, due 7/01/03 [AMBAC]                                     103

LOUISIANA - 1.4%
      100     Louisiana Correctional Facilities Corp.
              Lease Revenue 5.55%, due 12/15/02 [FSA]                        104

      100     Louisiana Public Facilities Authority
              Student Loan Revenue
              6.20%, due 3/01/01                                             106

MASSACHUSETTS - 4.3%
      175     Massachusetts General Obligation
              5.10%, due 11/01/02                                            179

      350     Massachusetts Health & Educational
              Facilities Authority Revenue
              (Brigham and Women's Hospital)
              4.70%, due 7/01/03                                             336

      100     Massachusetts Water Resources Authority
              General Revenue
              5.70%, due 11/01/02                                            105

MICHIGAN - 2.2%
      300     Detroit School District Unlimited Tax
              General Obligation
              5.75%, due 5/01/02                                             315

MISSISSIPPI - 4.3%
      600     Mississippi Hospital Equipment and
              Facilities Authority Revenue (Mississippi
              Baptist Medical Center)
              5.40%, due 5/01/04 [MBIA]                                      617

NEVADA - 1.5%
     $200     Henderson General Obligation
              Limited Tax Water Revenue
              5.55%, due 12/01/02 [AMBAC]                                   $210

NEW HAMPSHIRE - 1.8%
      250     New Hampshire Municipal Bond Bank
              5.00%, due 8/15/01                                             254

NEW JERSEY - 0.7%
      100     New Jersey Housing & Mortgage Finance
              Agency Housing Revenue
              6.00%, due 11/01/02                                            105

NEW YORK - 7.6%
      100     Metropolitan Transportation Authority
              Transit Facilities Service Contract Revenue
              5.375%, due 7/01/02                                            102

      400     New York City Municipal Water
              Finance Authority
              5.00%, due 6/15/03                                             401

      100     New York Dormitory Authority
              State University Educational Facilities
              Revenue
              5.75%, due 5/15/01                                             103

      500     New York Local Government Assistance Corp.
              4.85%, due 4/01/04                                             495

NORTH CAROLINA - 1.5%
      210     North Carolina Eastern Municipal
              Power Agency System Revenue
              5.50%, due 1/01/02                                             210

OHIO - 1.7%
      250     Ohio Air Quality Development
              Authority Revenue
              (Buckeye Power, Inc. Project)
              5.00%, due 8/01/03                                             246

                       See Notes to Financial Statements

================================================================================

                            Portfolio of Investments
            SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND (CONTINUED)
                      As of September 30, 1995 (Unaudited)

PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
OKLAHOMA - 4.2%
     $600     Health Facilities Revenue
              (Sisters of Mercy Health System, St. Louis,
              Inc.)
              5.20%, due 6/01/05                                         $   612

PENNSYLVANIA - 1.7%
      250     Philadelphia Water and Wastewater Revenue
              5.00%, due 6/15/02                                             247

SOUTH DAKOTA - 0.7%
      100     South Dakota Housing Development Authority
              Homeownership Mortgage Revenue
              5.30%, due 5/01/03                                             101

TEXAS - 9.4%
      250     Board of Regents of the University of
              Houston System Consolidated Revenue
              5.00%, due 2/15/03 [FGIC]                                      253

      100     Coastal Bend Health Facility Development
              Corp. Health Services Revenue (Incarnate
              Word)
              5.70%, due 1/01/03 [AMBAC]                                     105

      100     Houston Sewer System Junior Lien Revenue
              5.75%, due 12/01/02                                            105

      300     Texas Turnpike Authority
              Dallas North Tollway Revenue
              4.60%, due 1/01/04 [AMBAC]                                     292

      600     Trinity River Authority Revenue
              (Tarrant County Water Project)
              5.25%, due 2/01/05 [AMBAC]                                     609

WASHINGTON - 9.2%
      500     Tacoma Electric System Revenue
              5.80%, due 1/01/04 [FGIC]                                      530

      100     Washington Health Care Facilities Authority
              Revenue (Empire Health Service, Spokane)
              5.50%, due 11/01/03 [MBIA]                                     104

      100     Washington Health Care Facilities Authority
              Revenue (Swedish Hospital Medical Center)
              5.70%, due 11/15/02 [AMBAC]                                    105
              Washington Public Power Supply System
              Nuclear Project #2 Revenue
  $   200     5.30%, due 7/01/02                                         $   202
      300     4.80%, due 7/01/04                                             287
    4,100     Yakima-Tieton Irrigation District Revenue
              5.65%, due 6/01/02 [FSA]                                       105
                                                                         -------
TOTAL BONDS                                                               14,134
                                                                         -------
SHORT-TERM INVESTMENTS - 0.9%

INVESTMENT COMPANIES:
      125     Aim Tax-Exempt Money Market Fund, Inc.                         125
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS                                                 125
                                                                         -------
TOTAL INVESTMENTS - 98.8%                                                 14,259
Other Assets, less Liabilities                                               175
                                                                         -------
NET ASSETS                                                               $14,434
                                                                         =======

--------------------------------------------------------------------------------
DIVERSIFICATION BY GUARANTOR (PERCENT OF PORTFOLIO)
*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio are:

MBIA:      Municipal Bond Investors Assurance Corp.                        11.7%
FGIC:      Financial Guaranty Insurance Corp.                              11.2
AMBAC:     AMBAC Indemnity Corp.                                           10.1
FSA:       Financial Security Assurance, Inc.                               1.5
                                                                           ----
                                                                           34.5%
                                                                           ====


                        See Notes to Financial Statements

================================================================================

================================================================================


                            Portfolio of Investments
                       SAFECO INSURED MUNICIPAL BOND FUND
                      As of September 30, 1995 (Unaudited)


PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
===========================================================================================================================
BONDS - 93.0%

ALABAMA - 1.1%
     $100     Montgomery Downtown Redevelopment
              Authority Mortgage Revenue
              (Alabama State Project)
              5.50%, due 10/01/13 [MBIA]*                                   $ 95

ALASKA - 3.2%
      300     Alaska Housing Finance Corp.
              Insured Mortgage Program
              5.90%, due 12/01/33 [FSA]                                      283

CALIFORNIA - 15.0%
      385     Fresno Sewer System Revenue
              4.50%, due 9/01/23 [AMBAC]                                     307

      350     Los Angeles Wastewater System Revenue
              4.70%, due 11/01/19 [FGIC]                                     292

      100     Oro Loma Sanitation District Sewer Revenue
              5.20%, due 10/01/16 [AMBAC]                                     91

      350     Sacramento Municipal Utility District
              Electric Revenue
              4.75%, due 9/01/21 [MBIA]                                      292

      250     San Diego Public Facilities Financing
              Authority Sewer Revenue
              5.00%, due 5/15/23 [AMBAC]                                     217

      145     University of California Revenue
              (Multiple Purpose Projects)
              4.75%, due 9/01/15 [AMBAC]                                     125

FLORIDA - 2.0%
      200     Florida Municipal Power Agency
              All-Requirements Power Supply Project
              Revenue
              5.10%, due 10/01/25 [AMBAC]                                    179

HAWAII - 1.1%
      100     Maui County General Obligation
              5.00%, due 9/01/09 [FGIC]                                       95

ILLINOIS - 5.5%
     $100     Chicago General Obligation
              5.875%, due 1/01/22 [AMBAC]                                   $ 98

      250     Cook County General Obligation
              5.00%, due 11/15/23 [MBIA]                                     214

      200     Illinois Health Facilities Authority
              Revenue (The Children's Memorial Hospital)
              5.00%, due 8/15/22 [AMBAC]                                     172

INDIANA - 9.6%
      100     Indiana Municipal Power Agency
              Power Supply System Revenue
              6.125%, due 1/01/13 [MBIA]                                     105

      250     Indiana State Office Building Commission
              Capitol Complex Revenue
              5.25%, due 7/01/15 [AMBAC]                                     229

      350     Indianapolis Gas Utility Revenue
              5.375%, due 6/01/21 [FGIC]                                     321

      100     Indiana Transportation Finance Authority
              Highway Revenue
              5.25%, due 6/01/15 [AMBAC]                                      93

      100     Kokomo Sewer Works Revenue
              5.50%, due 8/01/09 [AMBAC]                                      99

IOWA - 2.6%
      250     Marshalltown Pollution Control Revenue
              (Iowa Electric Light and Power Co. Project)
              5.50%, due 11/01/23 [MBIA]                                     233

MASSACHUSETTS - 1.0%
      100     Massachusetts Municipal Wholesale Electric
              Co. Power Supply System Revenue
              5.00%, due 7/01/10 [AMBAC]                                      93

MICHIGAN - 4.6%
      350     Detroit Water Supply System Revenue
              5.00%, due 7/01/23 [FGIC]                                      308


                        See Notes to Financial Statements

================================================================================

================================================================================


                            Portfolio of Investments
                 SAFECO INSURED MUNICIPAL BOND FUND (CONTINUED)
                      As of September 30, 1995 (Unaudited)


PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
===========================================================================================================================
MICHIGAN (CONTINUED)
     $100     River Rouge School District
              General Obligation Building and Site
              5.50%, due 5/01/11 [FSA]                                      $ 98

MINNESOTA - 3.4%
      350     Minneapolis and St. Paul Housing and
              Redevelopment Authority Health Care System
              Revenue (HealthSpan)
              4.75%, due 11/15/18 [AMBAC]                                    299

NORTH CAROLINA - 1.3%
      125     North Carolina Eastern Municipal Power
              Agency Power System Revenue
              5.50%, due 1/01/17 [FGIC]                                      117

PENNSYLVANIA - 11.7%
      350     Montgomery County Higher Education
              and Health Authority Hospital Revenue
              (Abington Memorial Hospital)
              5.125%, due 6/01/24 [FGIC]                                     311

      400     Pittsburgh Water and Sewer Authority
              Revenue
              4.75%, due 9/01/16 [FGIC]                                      344

      445     University Area Joint Authority Sewer
              Revenue
              4.75%, due 11/01/20 [MBIA]                                     377

RHODE ISLAND - 1.1%
      100     Clean Water Protection Finance Agency
              Water Pollution Control Revolving Fund
              Revenue
              5.40%, due 10/01/15 [MBIA]                                      94

SOUTH CAROLINA - 1.1%
      100     South Carolina Public Service Authority
              Revenue
              5.50%, due 7/01/21 [MBIA]                                       94

TEXAS - 10.9%
      200     Colorado River Municipal Water District
              Water System Revenue
              5.15%, due 1/01/21 [AMBAC]                                     179

     $250     Harris County Toll Road
              Unlimited Tax Revenue
              5.50%, due 8/15/21 [FGIC]                                     $237
              Lower Colorado River Authority
              Junior Lien Revenue

      300     5.625%, due 1/01/17 [FSA]                                      286

       10   # 5.625%, due 1/01/17 [FSA]
              (Prerefunded 1/01/15 @ 100).                                    10

       95     Sabine River Authority
              Pollution Control Revenue
              (Texas Utilities Electric Co. Project)
              6.55%, due 10/01/22 [FGIC]                                     100

      175     Trinity River Authority Regional
              Wastewater System Revenue
              5.00%, due 8/01/16 [AMBAC]                                     156

VIRGINIA - 2.5%
      250     Virginia Housing Development Authority
              Commonwealth Mortgage
              5.25%, due 7/01/27 [AMBAC]                                     217

WASHINGTON - 15.3%
      100     King County Public Hospital District #1
              Hospital Facilities Revenue
              (Valley Medical Center)
              5.50%, due 9/01/17 [AMBAC]                                      94

      250     Municipality of Metropolitan
              Seattle Sewer Revenue
              6.30%, due 1/01/33 [MBIA]                                      255

      250     Richland Water and Sewer
              Improvement Revenue
              5.625%, due 4/01/12 [MBIA]                                     246

      300     Snohomish County Public Utility District #1
              Electric Revenue
              5.50%, due 1/01/20 [FGIC]                                      279

--------------------------------------------------------------------------------
# Prerefunded bond collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


                        See Notes to Financial Statements

================================================================================

===============================================================================


                            Portfolio of Investments
                 SAFECO INSURED MUNICIPAL BOND FUND (CONTINUED)
                      As of September 30, 1995 (Unaudited)


PRINCIPAL AMOUNT (000'S)                                   MARKET VALUE (000'S)
===============================================================================
WASHINGTON (CONTINUED)

     $125     Snohomish County School District #6
              (Mukilteo) Unlimited Tax General
              Obligation 5.70%, due 12/01/11 [FGIC]                     $   125

      100     Washington Health Care Facilities Authority
              Revenue (Swedish Hospital Medical Center)
              6.30%, due 11/15/22 [AMBAC]                                   102

      250     Yakima-Tieton Irrigation District Revenue
              6.20%, due 6/01/19 [FSA]                                      254
                                                                         ------
TOTAL BONDS                                                               8,215
                                                                         ------
SHORT-TERM INVESTMENTS - 5.9%

INVESTMENT COMPANIES:

      439     Aim Tax-Exempt Money Market Fund, Inc.                        439

       85     Nuveen Tax-Exempt Money
              Market Fund, Inc.                                              84
                                                                         ------
TOTAL SHORT-TERM INVESTMENTS                                                523
                                                                         ------
TOTAL INVESTMENTS - 98.9%                                                 8,738
Other Assets, less Liabilities                                               99
                                                                         ------
NET ASSETS                                                               $8,837
                                                                         ======

-------------------------------------------------------------------------------
DIVERSIFICATION BY GUARANTOR (Percent of Portfolio)
*The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio are:

AMBAC:     AMBAC Indemnity Corp.                                          33.5%
FGIC:      Financial Guaranty Insurance Corp.                             30.8
MBIA:      Municipal Bond Investors Assurance Corp.                       24.4
FSA:       Financial Security Assurance, Inc.                             11.3
                                                                         -----
                                                                         100.0%
                                                                         =====


                        See Notes to Financial Statements

================================================================================

================================================================================


                            Portfolio of Investments
                           SAFECO MUNICIPAL BOND FUND
                      As of September 30, 1995 (Unaudited)

PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
BONDS - 96.7%

ALABAMA - 0.2%
  $ 1,000     Citronelle Industrial Development
              Board Pollution Control Revenue
              8.00%, due 12/01/12                                        $ 1,125

ALASKA - 3.2%
              Alaska Housing Finance Corp.
              Veterans Mortgage Program
      150     8.50%, due 12/01/11                                            155
      925     6.50%, due 6/01/31                                             931
   17,000   - 5.00%, due 12/01/18                                         14,452

ARIZONA - 2.5%
              Phoenix Civic Improvement Corp.
              Wastewater System Lease Revenue
    4,220     5.00%, due 7/01/18 [MBIA]*                                   3,851
    9,800     4.75%, due 7/01/23                                           8,062

CALIFORNIA - 19.4%
    2,500     Los Angeles County Certificates of
              Participation (Disney Parking Project)
              5.50%, due 9/01/21                                           2,180

   13,000     Los Angeles Department of Water
              and Power Electric Plant Revenue
              5.25%, due 11/15/26                                         11,466

              Los Angeles Wastewater System Revenue
    1,280     4.70%, due 11/01/17 [FGIC]                                   1,078
    5,000     4.70%, due 11/01/19 [FGIC]                                   4,172

    2,200     Metropolitan Water District of
              Southern California Waterworks Revenue
              5.75%, due 3/01/14                                           2,163

              Northern California Power
              Agency Geothermal Project Revenue
    2,000     6.75%, due 7/01/01                                           2,068
    5,250     5.00%, due 7/01/09                                           4,955


   $6,400     Pittsburg Redevelopment Agency Los Medanos
              Community Development Project Tax Allocation
              4.625%, due 8/01/21 [AMBAC]                                 $5,244

    2,500     Rancho California Water District
              Financing Authority Revenue
              4.75%, due 8/15/21 [AMBAC]                                   2,089

    1,000   - Redding Joint Powers Financing
              Solid Waste and Corp. Yard Revenue
              5.00%, due 1/01/23                                             806

    8,500     Sacramento County Sanitation
              District Finance Authority
              4.75%, due 12/01/23                                          6,984

              Sacramento Municipal Utility
              District Electric Revenue
    1,500     6.70%, due 2/01/98                                           1,573
    5,000     6.00%, due 2/01/15                                           4,882

    2,500   # San Bernardino County
              Certificates of Participation
              6.25%, due 8/01/19
              (Prerefunded 8/01/01 @ 100)                                  2,726

    1,000   # San Diego County Regional Transportation
              Commission Sales Tax Revenue
              6.25%, due 4/01/08
              (Prerefunded 4/01/99 @ 100)                                  1,065

    1,700     San Francisco Redevelopment Financing
              Authority Tax Allocation Revenue
              4.75%, due 8/01/18 [FGIC]                                    1,434

--------------------------------------------------------------------------------
- New to Portfolio since last report.

# Prerefunded bond collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


                        See Notes to Financial Statements

================================================================================

================================================================================


                            Portfolio of Investments
                     SAFECO MUNICIPAL BOND FUND (CONTINUED)
                      As of September 30, 1995 (Unaudited)


PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
CALIFORNIA (CONTINUED)
  $ 8,010     San Joaquin County Public Facilities
              Financing Corp. Certificates of
              Participation Capital Facilities Project
              4.75%, due 11/15/19 [MBIA]                                 $ 6,732

   25,000     San Joaquin Hills Transportation Corridor
              Agency Senior Lien Toll Road Revenue
              5.00%, due 1/01/33                                          19,818

              Southern California Public Power Authority
              Power Project Revenue (Multiple Projects)
    4,085   # 5.50%, due 7/01/20
              (Prerefunded 7/01/00 @ 100)                                  4,290
    3,165     5.50%, due 7/01/20                                           2,882

    2,200     Southern California Public Power Authority
              Power Project Revenue (Palo Verde Project)
              5.00%, due 7/01/17                                           1,908

    3,350     Southern California Public Power Authority
              Transmission Project Revenue
              7.25%, due 7/01/06                                           3,516

COLORADO - 0.3%
    1,000     Colorado Housing Finance Authority
              Multi-Family Mortgage Revenue
              8.30%, due 10/01/23                                          1,110

      365     Colorado Housing Finance Authority
              Single Family Residential Housing Revenue
              8.75%, due 9/01/17                                             390

DELAWARE - 0.7%
    4,200     Delaware River and Bay Authority Revenue
              4.75%, due 1/01/24 [MBIA]                                    3,570

FLORIDA - 1.8%
              Florida Board of Education General
              Obligation
  $ 1,000     5.00%, due 6/01/12                                         $   911
    3,000     5.00%, due 6/01/24                                           2,614

              Mid-Bay Bridge Authority Revenue
    2,750     6.10%, due 10/01/22                                          2,651

    3,000     Orlando Utility Commission
              Water and Electric Revenue
              5.00%, due 10/01/23                                          2,625

GEORGIA - 3.0%
    6,750     Atlanta Water and Sewerage Revenue
              4.50%, due 1/01/18                                           5,551

    4,000     Cobb County Kennestone Hospital
              Authority Revenue
              5.00%, due 4/01/24 [MBIA]                                    3,496

    5,000     Municipal Electric Authority Project One
              Special Obligation Fourth Crossover Series
              6.50%, due 1/01/20                                           5,284

ILLINOIS - 7.5%
    7,000     Chicago Wastewater Transmission Revenue
              5.125%, due 1/01/20 [FGIC]                                   6,214

    5,500     Illinois Dedicated Tax Revenue
              (Civic Center)
              7.00%, due 12/15/10 [AMBAC]                                  6,097

   17,500     Illinois Educational Facilities
              Authority Adjustable Demand
              Revenue (University of Chicago)
              5.70%, due 12/01/25                                         16,538

    2,000   # Illinois Health Facilities Authority
              Revenue (Illinois Masonic Medical Center)
              7.70%, due 10/01/19
              (Prerefunded 10/01/99 @ 102)                                 2,278


                        See Notes to Financial Statements

================================================================================

================================================================================


                            Portfolio of Investments
                     SAFECO MUNICIPAL BOND FUND (CONTINUED)
                      As of September 30, 1995 (Unaudited)


PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
ILLINOIS (CONTINUED)
  $ 1,000     Illinois Municipal Electric Authority
              Revenue
              5.75%, due 2/01/21 [AMBAC]                                 $   959

    4,770     University of Illinois Auxiliary
              Facilities System Revenue
              5.75%, due 4/01/22                                           4,546

INDIANA - 5.2%
      200     Beech Grove Economic Development
              Revenue (Westvaco Corp.)
              8.75%, due 7/01/10                                             202

   11,000     East Chicago Elementary School
              Building Corp. First Mortgage
              7.00%, due 1/15/16                                          12,023

    7,715     Hammond Multi-School Building
              Corp. First Mortgage Revenue
              6.20%, due 7/10/15                                           7,839

    6,450     Indianapolis Gas Utility System Revenue
              4.00%, due 6/01/11 [FGIC]                                    5,382

IOWA - 0.2%
      880     Iowa Housing Finance Authority
              Multiple Family Housing Revenue
              10.00%, due 4/01/23                                            889

KENTUCKY - 2.0%
    8,805   # Kentucky Local Correctional Facilities
              Construction Authority Multi-County Revenue
              7.00%, due 11/01/14
              (Prerefunded 11/01/97 @ 102)                                 9,522

MARYLAND - 1.8%
    5,125     Baltimore Project and Revenue
              (Water Projects)
              5.00%, due 7/01/24                                           4,502

   $5,000     Maryland Health and Higher
              Educational Facilities Authority Revenue
              (University of Maryland Medical System)
              4.75%, due 7/01/23 [FGIC]                                   $4,195

MASSACHUSETTS - 3.3%
              Massachusetts General Obligation
              Dedicated Income Tax Revenue
    3,310     7.875%, due 6/01/97                                          3,509
    1,505     7.25%, due 6/01/96                                           1,536
    1,000   # 7.00%, due 12/01/10
              (Prerefunded 12/01/00 @ 100)                                 1,115

              Massachusetts Water Resources
              Authority General Revenue
    4,500     6.00%, due 4/01/20                                           4,477
    4,000     5.00%, due 3/01/22                                           3,454
    2,500     4.75%, due 12/01/23                                          2,063

MICHIGAN - 1.3%
    5,000     Detroit Water Supply System Revenue
              4.75%, due 7/01/19 [FGIC]                                    4,275

    2,000     University of Michigan Hospital Revenue
              6.375%, due 12/01/24                                         2,031

MISSOURI - 0.4%
    1,870     Missouri Environmental
              Impact and Energy Resource
              Authority Pollution Control Revenue
              7.90%, due 11/15/14                                          1,979

NEVADA - 1.5%
              Clark County Airport
              Improvement Revenue
      965     13.00%, due 7/01/98                                          1,172
    6,000     6.00%, due 7/01/22                                           5,913

NEW JERSEY - 0.5%
    1,795   # New Jersey Turnpike Authority Revenue
              10.375%, due 1/01/03
              (Escrowed to Maturity)                                       2,194


                        See Notes to Financial Statements

================================================================================

================================================================================


                            Portfolio of Investments
                     SAFECO MUNICIPAL BOND FUND (CONTINUED)
                      As of September 30, 1995 (Unaudited)


PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
NEW MEXICO - 0.5%
  $ 2,500     Farmington Collateralized Pollution
              Control Revenue (Tucson Gas and Electric
              Co.)
              6.10%, due 1/01/08                                         $ 2,466

NEW YORK - 6.6%
              New York City Municipal Water Finance
              Authority Water and Sewer System Revenue
    2,205     6.00%, due 6/15/19                                           2,166
    2,100     5.00%, due 6/15/17 [FGIC]                                    1,854

              New York Dormitory Authority State
              University Educational Facilities Revenue
    4,400     7.50%, due 5/15/11                                           5,068
    5,250     7.50%, due 5/15/13                                           6,093
    6,500     5.25%, due 5/15/15                                           5,855
    1,500     5.00%, due 7/01/15                                           1,355

    4,000   # New York Local Government Assistance Corp.
              7.00%, due 4/01/21
              (Prerefunded 4/01/01 @ 100)                                  4,487

    4,700     Triborough Bridge and Tunnel Authority
              Revenue
              8.125%, due 1/01/12                                          5,206

NORTH CAROLINA - 2.1%
   11,000     North Carolina Eastern Municipal Power
              Agency Power System Revenue
              6.00%, due 1/01/22                                          10,350

OKLAHOMA - 1.2%
    5,590     McGee Creek Authority Water Revenue
              6.00%, due 1/01/23 [MBIA]                                    5,788

OREGON - 0.2%
    1,000     Clackamas County Hospital
              Facility Authority Revenue
              (Sisters of Providence Hospital)
              6.375%, due 10/01/05                                         1,074

PENNSYLVANIA - 4.0%
  $ 5,000     Centre County University Area
              Joint Authority Sewer Revenue
              4.75%, due 11/01/20 [MBIA]                                  $4,234

    6,000   # Pennsylvania Intergovernmental
              Cooperative Authority Special
              Tax Revenue (City of Philadelphia)
              6.80%, due 6/15/22
              (Prerefunded 6/15/02 @ 100)                                  6,739

    7,415   # Philadelphia Water and Sewer Revenue
              7.00%, due 8/01/18
              (Prerefunded 8/01/01 @100)                                   8,280

SOUTH CAROLINA - 6.1%
   10,250     Charleston County Hospital Facility Revenue
              5.00%, due 10/01/22 [MBIA]                                   8,863

    1,225     Charleston County Pollution
              Control Facilities Revenue
              5.90%, due 8/01/03                                           1,227

    4,000     Charleston Waterworks and
              Sewer System Revenue
              5.00%, due 1/01/16                                           3,639

      700   # Myrtle Beach Water and Sewer Revenue
              6.00%, due 3/01/15 [MBIA]
              (Prerefunded 3/01/00 @100)                                     754

    5,500     Pickens County and Richland County
              Hospital Revenue
              5.75%, due 8/01/21 [AMBAC]                                   5,271

              South Carolina Public Service
              Authority Power Supply Revenue
    1,395     5.70%, due 7/01/08                                           1,394
   10,000     5.125%, due 1/01/32                                          8,685


                        See Notes to Financial Statements

================================================================================

================================================================================


                            Portfolio of Investments
                     SAFECO MUNICIPAL BOND FUND (CONTINUED)
                      As of September 30, 1995 (Unaudited)


PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
TEXAS - 5.4%
  $10,000     Austin Combined Utility System Revenue
              12.50%, due 11/15/07 [MBIA]                                $16,504

              Austin Water, Sewer and Electric Revenue
    4,350     14.00%, due 11/15/01                                         5,956

    1,600   # Coastal Industrial Water
              Authority Water Revenue
              5.50%, due 12/15/09
              (Escrowed to Maturity)                                       1,546

    2,260     Texas Municipal Power Agency Revenue
              5.50%, due 9/01/13 [SECONDARY FGIC]                          2,178

UTAH - 1.8%
              Intermountain Power Agency
              Special Obligation First Crossover Series
    1,900     6.00%, due 7/01/23                                           1,877
    2,750     5.00%, due 7/01/16                                           2,408

    1,000   # Salt Lake City Hospital Revenue
              (IHC Hospitals)
              5.00%, due 6/01/15
              (Escrowed to Maturity)                                         881

    3,330     Utah Housing Finance Agency Single
              Family Mortgage Revenue
              5.875%, due 7/01/08                                          3,374

VIRGINIA - 1.2%
    1,250   # Fairfax County Water Authority Water Revenue
              6.125%, due 1/01/29
              (Prerefunded 1/01/00 @ 100)                                  1,329

    1,195   # Richmond Metropolitan Expressway
              Authority Revenue
              5.60%, due 1/15/13
              (Escrowed to Maturity)                                       1,177

   $3,000   # Richmond Public Utility Revenue
              8.00%, due 1/15/18
              (Prerefunded 1/15/98 @ 102)                                 $3,300

WASHINGTON - 12.0%
              Douglas County Public Utility
              District #1 Wells Hydroelectric Revenue
    5,055     8.75%, due 9/01/18                                           6,455
    2,200     8.75%, due 9/01/18                                           2,965

    2,500     Everett School District #2 Snohomish
              County Unlimited Tax General Obligation
              6.20%, due 12/01/12 [MBIA]                                   2,564

    1,875     Federal Way School District #210 King County
              Unlimited Tax General Obligation
              5.75%, due 12/01/12 [FGIC]                                   1,875

    1,750     King County Housing Authority
              Pooled Housing Refunding Revenue
              6.80%, due 3/01/26                                           1,793

    1,650     King County Limited Tax General
              Obligation (Various Purposes)
              4.75%, due 1/01/19                                           1,393

    2,255     King County Public Hospital District #1
              Hospital Facilities Revenue (Valley Medical
              Center)
              5.50%, due 9/01/17 [AMBAC]                                   2,116

    4,800     Lewis County Public Utility District #1
              Cowlitz Falls Hydroelectric Project Revenue
              6.00%, due 10/01/24                                          4,741

    4,000     Port of Seattle Revenue
              6.00%, due 12/01/14                                          3,991

    3,000     Washington Health Care
              Facilities Authority Revenue
              (Fred Hutchinson Cancer Research Center)
              7.375%, due 1/01/18                                          3,227


                        See Notes to Financial Statements

================================================================================

================================================================================


                            Portfolio of Investments
                     SAFECO MUNICIPAL BOND FUND (CONTINUED)
                      As of September 30, 1995 (Unaudited)


PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
WASHINGTON (CONTINUED)
   $6,350     Washington Health Care Facilities
              Authority Revenue (Yakima Valley
              Memorial Hospital Association)
              7.25%, due 1/01/21                                        $  6,662

    8,500     Washington Public Power Supply
              System Nuclear Project #1 Revenue
              6.00%, due 7/01/17                                           8,127

    4,000     Washington Public Power Supply
              System Nuclear Project #2 Revenue
              6.30%, due 7/01/12                                           4,072

    2,610     Washington Public Power Supply
              System Nuclear Project #3 Revenue
              5.50%, due 7/01/18                                           2,350

    5,500   # Yakima-Tieton Irrigation District Revenue
              8.40%, due 6/01/18
              (Prerefunded 6/01/98 @ 100)                                  6,075

WEST VIRGINIA - 0.6%
    3,025     West Virginia Housing Development
              Fund Single Family Mortgage Revenue
              6.125%, due 7/01/13                                          3,041

WISCONSIN - 0.2%
   $1,000     Wisconsin Health and Education
              Facilities Authority Revenue
              6.00%, due 10/01/12 [MBIA]                                $  1,000
                                                                        --------
TOTAL BONDS                                                              469,538
                                                                        --------
SHORT-TERM INVESTMENTS - 0.8%
INVESTMENT COMPANIES:
    4,009     Aim Tax-Exempt
              Money Market Fund, Inc.                                      4,009
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS                                               4,009
                                                                        --------
TOTAL INVESTMENTS - 97.5%                                                473,547
Other Assets, Less Liabilities                                            12,192
                                                                        --------
NET ASSETS                                                              $485,739
                                                                        ========

--------------------------------------------------------------------------------
DIVERSIFICATION BY GUARANTOR (Percent of Portfolio)
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio are:

MBIA:      Municipal Bond Investors Assurance Corp.                        12.2%
FGIC:      Financial Guaranty Insurance Corp.                               7.0
AMBAC:     AMBAC Indemnity Corp.                                            4.6
                                                                           ----
                                                                           23.8%
                                                                           ====


                        See Notes to Financial Statements

================================================================================

                            Portfolio of Investments
                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                      As of September 30, 1995 (Unaudited)


PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
BONDS - 97.2%

   $2,250     California Health Facilities
              Financing Authority Insured Health Facility
              Revenue (Catholic Healthcare West)
              4.75%, due 7/01/19 [MBIA]*                                  $1,884

      850     California Health Facilities
              Financing Authority Revenue
              (O'Connor Hospital)
              9.25%, due 3/01/15                                             886

              California Statewide Communities
              Development Authority
              Certificates of Participation
    2,750     5.00%, due 10/01/23                                          2,413
    3,715   - 4.75%, due 6/01/21                                           3,089

       20     Concord Redevelopment Agency Tax Allocation
              Central Concord Redevelopment Project
              8.00%, due 7/01/18 [BIG]                                        22

    3,750     Culver City Redevelopment Financing
              Authority Tax Allocation Revenue
              4.60%, due 11/01/20 [AMBAC]                                  3,069

    3,150     East Bay Regional Park District
              California General Obligation
              5.75%, due 9/01/17                                           3,032

      670     Inglewood Insured Hospital Revenue
              (Daniel Freeman Hospital)
              6.75%, due 5/01/13                                             690

    1,200   # Los Angeles Convention and Exhibition Center
              Authority Certificates of Participation
              9.00%, due 12/01/20
              (Prerefunded 12/01/05 @ 100)                                 1,597

   $4,500     Los Angeles County Sanitation District
              Financing Authority Revenue
              (Capital Projects)
              5.25%, due 10/01/19                                         $4,021

    3,800     Los Angeles Department of
              Water and Power Waterworks Revenue
              4.75%, due 11/15/19                                          3,195

    2,000     Los Angeles Wastewater System Revenue
              4.70%, due 11/01/17 [FGIC]                                   1,684

    1,000   # Modesto Certificates of Participation
              (Community Center Refinancing Project)
              6.00%, due 11/01/15 [AMBAC]
              (Prerefunded 11/01/01 @ 102)                                 1,096

    2,500     Northern California Power Agency
              Geothermal Project Revenue
              5.00%, due 7/01/09                                           2,360

    1,100     Oro Loma Sanitation District Sewer Revenue
              5.20%, due 10/01/16 [AMBAC]                                  1,001

    1,350   - Palomar Pomerado Health System
              California Insured Revenue Service
              4.75%, due 11/01/23 [MBIA]                                   1,114

    4,435     Pittsburg Redevelopment Agency
              Los Medanos Community
              Development Project Tax Allocation
              4.625%, due 8/01/21                                          3,634

              Pleasanton Joint Powers Financing
              Authority Reassessment Revenue
      985     6.20%, due 9/02/17                                             968
    1,945     6.15%, due 9/02/12                                           1,939

--------------------------------------------------------------------------------
- New to Portfolio since last report.

# Prerefunded bond collateralized by securities (generally U.S. Treasury securities) held in an irrevocable trust in an amount sufficient to pay interest and principal.


                        See Notes to Financial Statements

================================================================================

================================================================================


                            Portfolio of Investments
                SAFECO CALIFORNIA TAX-FREE INCOME FUND (CONTINUED)
                       As of September 30, 1995 (Unaudited)


PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
   $3,950     Rancho California Water District
              Financing Authority Revenue
              4.75%, due 8/15/21                                          $3,301

    3,900   - Redding Joint Powers Financing Authority
              Solid Waste and Corp. Yard Revenue
              5.00%, due 1/01/23                                           3,144

    2,000     Riverside County Certificates of
              Participation (Capital Projects)
              6.125%, due 11/01/21                                         1,931

    1,000     Riverside County Certificates of
              Participation (Public Financing Project)
              7.875%, due 12/01/15                                         1,050

    3,000     Sacramento Municipal Utility
              District Electric Revenue
              4.75%, due 9/01/21 [MBIA]                                    2,506

    1,750     San Diego Public Facilities Financing
              Authority Sewer Revenue
              5.25%, due 5/15/20                                           1,556

    5,000     San Joaquin Hills Transportation Corridor
              Agency Senior Lien Toll Road Revenue
              5.00%, due 1/01/33                                           3,964

    4,000     San Jose Redevelopment Agency
              4.75%, due 8/01/22                                           3,189

              Southern California Public Power Authority
              Power Project Revenue (Multiple Projects)
    2,665   # 5.50%, due 7/01/20
              (Prerefunded 7/01/00 @ 100)                                  2,799
    1,335     5.50%, due 7/01/20                                           1,216

   $  250     Southern California Public Power Authority
              Power Project Revenue (Palo Verde Project)
              5.75%, due 7/01/17                                         $   240

    1,000   - Southern California Public
              Power Authority Power Project
              Revenue (Transportation Project)
              4.75%, due 7/01/23                                             831

      985     Stanislaus Waste-to-Energy Financing
              Agency Solid Waste Facility Revenue
              7.625%, due 1/01/10                                          1,044

    1,000     University of California Housing
              System Revenue
              5.00%, due 11/01/13 [MBIA]                                     902
                                                                         -------
TOTAL BONDS                                                               65,367
                                                                         -------
TOTAL INVESTMENTS - 97.2%                                                 65,367
Other Assets, less Liabilities                                             1,878
                                                                         -------
NET ASSETS                                                               $67,245
                                                                         =======

--------------------------------------------------------------------------------
BY GUARANTOR (PERCENT OF PORTFOLIO)
* The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio are:

MBIA:      Municipal Bond Investors Assurance Corp.                        14.5%
AMBAC:     AMBAC Indemnity Corp.                                           13.0
FGIC:      Financial Guaranty Insured Corp.                                 2.6
                                                                           ----
                                                                           30.1%
                                                                           ====


                        See Notes to Financial Statements

================================================================================

================================================================================

                            PORTFOLIO OF INVESTMENTS
                   SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                      AS OF SEPTEMBER 30, 1995 (UNAUDITED)

PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
BONDS - 97.8%

     $100     Battle Ground School District #119 Clark
              County Unlimited Tax General Obligation
              5.65%, due 12/01/12                                           $ 99

      125     Centralia Water Revenue
              5.65%, due 8/01/13 (AMBAC)(*)                                  123

      100     Chelan County Public Utility District #1
              Columbia River Rock Hydroelectric
              System Revenue
              6.375%, due 6/01/29                                             99

      300     Everett School District #2 Snohomish County
              Unlimited Tax General Obligation
              6.20%, due 12/01/12 (MBIA)                                     308

      125     Federal Way School District #210
              King County Unlimited Tax General Obligation
              5.75%, due 12/01/12 (FGIC)                                     125

      105     Grant County Public Utility District #2
              Wanapum Hydroelectric Revenue
              5.50%, due 1/01/12                                             103

      300     King County Housing Authority
              Pooled Housing Refunding Revenue
              6.80%, due 3/01/26                                             307

      250     King County Limited Tax General
              Obligation (Various Purpose)
              4.75%, due 1/01/19                                             211

      200     King County Public Hospital District #1
              Hospital Facilities Revenue
              (Valley Medical Center)
              5.50%, due 9/01/17 (AMBAC)                                     188

      100     King County School District #415 (Kent)
              Unlimited Tax General Obligation
              6.45%, due 12/01/12                                            107

     $200     Kitsap County School District #401
              (Central Kitsap) Unlimited Tax
              General Obligation
              5.50%, due 12/01/11                                            193

      100     Lewis County Public Utility District #1
              Cowlitz Falls Hydroelectric Project Revenue
              6.00%, due 10/01/24                                             99

      200     Municipality of Metropolitan
              Seattle Sewer Revenue
              6.30%, due 1/01/33 (MBIA)                                      204

       95     Pike Place Market Preservation and
              Development Authority Special Obligation
              Revenue
              6.60%, due 12/01/21                                             98

      100     Port of Seattle Revenue
              6.00%, due 12/01/14                                            100

      300     Renton Water and Sewer
              Improvement Revenue
              5.375%, due 4/01/13                                            282

      200     Seattle Water System Revenue
              5.25%, due 12/01/23                                            181

      125     Snohomish County Mukilteo School District #6
              Unlimited Tax
              General Obligation
              5.70%, due 12/01/11 (FGIC)                                     125

      295     Snohomish County Public Utility District #1
              Generation System Revenue
              5.50%, due 1/01/20 (FGIC)                                      274

      250     Spokane Regional Solid Waste
              Management System Revenue
              6.25%, due 12/01/11 (AMBAC)                                    261

--------------------------------------------------------------------------------
(-) New to Portfolio since last report.

                       See Notes to Financial Statements

================================================================================

================================================================================

                            PORTFOLIO OF INVESTMENTS
                   SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
                      AS OF SEPTEMBER 30, 1995 (UNAUDITED)


PRINCIPAL AMOUNT (000'S)                                    MARKET VALUE (000'S)
================================================================================
     $250     Tacoma Limited Tax General Obligation
              6.25%, due 12/01/12                                           $256

      250     Tacoma Water System Revenue
              5.50%, due 12/01/13                                            242

      200     Tukwila Limited Tax General Obligation
              5.90%, due 1/01/14                                             201

      100     Tumwater Unlimited Tax General Obligation
              5.80%, due 12/01/11                                             99

      100     Washington Certificates of Participation
              (State Office Building Project)
              6.00%, due 4/01/12                                             100

      100     Washington Health Care Facilities Authority
              Revenue (Empire Health Service Spokane)
              5.80%, due 11/01/10 (MBIA)                                     101

      200     Washington Health Care Facilities Authority
              Revenue (Franciscan Health System/St. Joseph
              Hospital and Health Care Center, Tacoma)
              5.625%, due 1/01/13 (MBIA)                                     191

      100     Washington Health Care Facilities Authority
              Revenue (Harrison Memorial Hospital, Bremerton)
              5.40%, due 8/15/23 (AMBAC)                                      91

      200     Washington Health Care Facilities Authority
              Revenue (Northwest Hospital, Seattle)
              5.75%, due 11/15/23 (AMBAC)                                    191

      100     Washington Health Care Facilities Authority
              Revenue (Swedish Hospital Medical Center)
              6.30%, due 11/15/22 (AMBAC)                                    102

      120     Washington Public Power Supply
              System Nuclear Project #2 Revenue
              5.50%, due 7/01/18                                             108

     $250  (-)Washington State Housing Finance
              Commission Revenue (Horizon House Project)
              6.125%, due 7/01/27                                            251

      250     Whatcom County Limited Tax
              General Obligation
              5.75%, due 12/01/12 (FSA)                                      247

      200     Yakima-Tieton Irrigation District Revenue
              6.20%, due 6/01/19 (FSA)                                       201
                                                                           -----
TOTAL BONDS                                                                5,868
                                                                           -----
SHORT-TERM INVESTMENTS - 1.0%
       63     Aim Tax-Exempt Money Market Fund, Inc.                          63
                                                                           -----
TOTAL SHORT-TERM INVESTMENTS                                                  63
                                                                           -----
TOTAL INVESTMENTS - 98.8%                                                  5,931
Other Asset, less Liabilities                                                 71
                                                                           -----
NET ASSETS                                                                $6,002
                                                                          ======
--------------------------------------------------------------------------------

DIVERSIFICATION BY GUARANTOR (Percent of Portfolio)
(*) The provider of the guarantee of timely payment of both principal and interest is identified in the brackets at the end of each bond description. The guarantors applicable to this portfolio are:

AMBAC:     AMBAC Indemnity Corp.                     16.3%
MBIA:      Municipal Bond Investors Assurance Corp.  13.7
FGIC:      Financial Guaranty Insurance Corp.         8.9
FSA:       Financial Security Assurance, Inc.         7.7
                                                     ----
                                                     46.6%
                                                     ====

                        See Notes to Financial Statements

================================================================================

                      STATEMENTS OF ASSETS AND LIABILITIES
                      AS OF SEPTEMBER 30, 1995 (UNAUDITED)

                                                       SAFECO          SAFECO                          SAFECO          SAFECO
                                            INTERMEDIATE-TERM         INSURED          SAFECO      CALIFORNIA      WASHINGTON
(In Thousands,                                      MUNICIPAL       MUNICIPAL       MUNICIPAL   TAX-FREESTATE       MUNICIPAL
Except Per-Share Amounts)                           BOND FUND       BOND FUND       BOND FUND     INCOME FUND       BOND FUND
=============================================================================================================================
ASSETS
   Investments, at Value:
     Bonds (Identified Cost $13,875,
       $7,936, $428,505, $61,639
       and $5,719, respectively)                    $  14,134       $   8,215       $ 469,538       $  65,367       $   5,868
     Short-Term Investments                               125             523           4,009              --              63
                                                    ---------       ---------       ---------       ---------       ---------
       Total Investments                               14,259           8,738         473,547          65,367           5,931
   Receivables
     Interest                                             209             137           8,585           1,080             108
     Trust Shares Sold                                     --              --           4,747           1,094              --
     Investment Securities Sold                            --              --              --              --             240
   Deferred Organization Expense (Note 3)                  10              10              --              --               4
                                                    ---------       ---------       ---------       ---------       ---------
       Total Assets                                    14,478           8,885         486,879          67,541           6,283
                                                    ---------       ---------       ---------       ---------       ---------
LIABILITIES
   Payables
     Dividends                                             22              29             783              98              23
     Investment Securities Purchased                       --              --              --              --             247
     Investment Advisory Fees                               6               4             160              29               3
     Notes Payable (Note 3)                                --              --              --             150              --
     Trust Shares Redeemed                                 --              --             141               7              --
     Organization Expense                                  10              10              --              --               4
     Other                                                  6               5              56              12               4
                                                    ---------       ---------       ---------       ---------       ---------
       Total Liabilities                                   44              48           1,140             296             281
                                                    ---------       ---------       ---------       ---------       ---------
NET ASSETS                                          $  14,434       $   8,837       $ 485,739       $  67,245       $   6,002
                                                    =========       =========       =========       =========       =========
SHARES OUTSTANDING                                      1,374             861          35,657           5,706             583
                                                    =========       =========       =========       =========       =========
NET ASSET VALUE PER SHARE                           $   10.50       $   10.27       $   13.62       $   11.78       $   10.30
                                                    =========       =========       =========       =========       =========
-------------------------------------------------------------------------------------------------------------------

                        See Notes to Financial Statements

================================================================================

================================================================================

                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995 (UNAUDITED)

                                                     SAFECO          SAFECO                          SAFECO            SAFECO
                                          INTERMEDIATE-TERM         INSURED          SAFECO      CALIFORNIA        WASHINGTON
                                                  MUNICIPAL       MUNICIPAL       MUNICIPAL        TAX-FREE   STATE MUNICIPAL
(In Thousands)                                    BOND FUND       BOND FUND       BOND FUND     INCOME FUND         BOND FUND
=============================================================================================================================
INVESTMENT INCOME
   Interest                                        $    372       $     246       $  14,768       $   1,976       $     179

EXPENSES
   Investment Advisory Fees (Note 3)                     38              27             997             177              19
   Shareholder Servicing Fees (Note 3)                    9               4             258              34               1
   Legal and Auditing Fees                                7               7              12               7               7
   Loan Interest                                         --               1              15              --               1
   Reports to Shareholders                                1              --              14               2              --
   Custodian Fees                                         1               1               7               4               1
   Trustees' Fees                                         2              --               3               2               2
   Amortization of Organization Expenses                  2               2              --              --               1
                                                   --------       ---------       ---------       ---------       ---------
     Total Expenses                                      60              42           1,306             226              32
                                                   --------       ---------       ---------       ---------       ---------
NET INVESTMENT INCOME                                   312             204          13,462           1,750             147
                                                   --------       ---------       ---------       ---------       ---------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS
   Net Realized Gain on
     Investment Transactions                             --              --             953             130              11
   Net Change in Unrealized Appreciation                459             173           9,638           1,320             110
                                                   --------       ---------       ---------       ---------       ---------
NET GAIN ON INVESTMENTS                                 459             173          10,591           1,450             121
                                                   --------       ---------       ---------       ---------       ---------
NET CHANGE IN NET ASSETS
   RESULTING FROM OPERATIONS                       $    771       $     377       $  24,053       $   3,200       $     268
                                                   ========       =========       =========       =========       =========
-------------------------------------------------------------------------------------------------------------------

                        See Notes to Financial Statements

================================================================================

================================================================================

                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (Unaudited)


                                                            SAFECO INTERMEDIATE-TERM                  SAFECO INSURED
                                                                 MUNICIPAL BOND FUND             MUNICIPAL BOND FUND
                                                         ---------------------------     ---------------------------
                                                           FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                                          MONTHS ENDED    YEAR ENDED      MONTHS ENDED    YEAR ENDED
                                                         SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,     MARCH 31,
(In Thousands)                                                    1995          1995              1995          1995
====================================================================================================================
OPERATIONS
   Net Investment Income                                   $       312    $      565       $       204    $      310
   Net Realized Gain (Loss) on Investment Transactions               -           (22)                -           (46)
   Net Change in Unrealized Appreciation                           459            97               173           273
                                                           -----------    ----------       -----------    ----------
   Net Change in Net Assets Resulting from Operations              771           640               377           537

DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income                                          (312)         (565)             (204)         (310)
   Net Realized Gain on Investment Transactions                      -             -                 -             -

NET TRUST SHARE TRANSACTIONS                                       213         2,906               501         4,630
                                                           -----------    ----------       -----------    ----------
TOTAL CHANGE IN NET ASSETS                                         672         2,981               674         4,857

NET ASSETS AT BEGINNING OF PERIOD                               13,762        10,781             8,163         3,306
                                                           -----------    ----------       -----------    ----------
NET ASSETS AT END OF PERIOD                                $    14,434    $   13,762       $     8,837    $    8,163
                                                           ===========    ==========       ===========    ==========
--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN SHARES
   Sales                                                           158           655(*)             75           615(**)
   Reinvestments                                                    16            32                 3             4
   Redemptions                                                    (153)         (398)              (29)         (147)
                                                           -----------    ----------       -----------    ----------
   Net Change                                                       21           289                49           472
                                                           ===========    ==========       ===========    ==========
INCREASE (DECREASE) IN AMOUNTS
   Sales                                                   $     1,631    $    6,550(*)    $       773    $    5,994(**)
   Reinvestments                                                   172           320                31            40
   Redemptions                                                  (1,590)       (3,964)             (303)       (1,404)
                                                           -----------    ----------       -----------    ----------
   Net Change                                              $       213    $    2,906       $       501    $    4,630
                                                           ===========    ==========       ===========    ==========
As of September 30, 1995
Trust Shares Authorized                                      Unlimited                       Unlimited
Par Value Per Share                                        $      .001                     $      .001
Paid In Capital                                            $    14,197                     $     8,622

In Thousands:
(*) Includes 197 shares purchased by SAFECO Insurance for $2,000. (**) Includes 408 shares purchased by SAFECO Insurance for $4,000.
(+)   Includes 442 shares redeemed by SAFECO Insurance for $5,000.
(++)  Includes 302 shares purchased by SAFECO Insurance for $3,000.

                        See Notes to Financial Statements

================================================================================

================================================================================

                                   (Unaudited)




                      SAFECO               SAFECO California                 SAFECO Washington
         Municipal Bond Fund            Tax-Free Income Fund         State Municipal Bond Fund
----------------------------    ----------------------------      ----------------------------
  For the Six        For the      For the Six        For the        For the Six        For the
 Months Ended     Year Ended     Months Ended     Year Ended       Months Ended     Year Ended
September 30,      March 31,    September 30,      March 31,      September 30,      March 31,
         1995           1995             1995           1995               1995           1995
==============================================================================================
----------------------------------------------------------------------------------------------
   $   13,462     $   28,627       $    1,750     $    3,828         $      147     $      253
          953         (6,245)             130           (250)                11              1
        9,638         10,408            1,320            357                110            109
   ----------     ----------       ----------     ----------         ----------     ----------
       24,053         32,790            3,200          3,935                268            363

      (13,462)       (28,627)          (1,750)        (3,828)              (147)          (253)
            -         (1,166)               -           (644)                 -              -

        2,579        (37,881)           1,737        (12,461)               (72)         2,935
   ----------     ----------       ----------     ----------         ----------     ----------
       13,170        (34,884)           3,187        (12,998)                49          3,045

      472,569        507,453           64,058         77,056              5,953          2,908
   ----------     ----------       ----------     ----------         ----------     ----------
   $  485,739     $  472,569       $   67,245     $   64,058         $    6,002     $    5,953
   ==========     ==========       ==========     ==========         ==========     ==========
----------------------------------------------------------------------------------------------

       13,646         42,783            1,075          1,366                  5            342)(++)
          622          1,462               97            263                  1              4
      (13,984)       (47,105)          (1,019)        (2,771)(+)            (13)           (49)
   ----------     ----------       ----------     ----------         ----------     ----------
          284         (2,860)             153         (1,142)                (7)           297

   $  184,937     $  556,843       $   12,582     $   15,280         $       51     $    3,386)(++)
        8,421         18,983            1,131          2,933                 13             39
     (190,779)      (613,707)         (11,976)       (30,674)(+)           (136)          (490)
   ----------     ----------       ----------     ----------         ----------     ----------
   $    2,579     $  (37,881)      $    1,737     $  (12,461)        $      (72)    $    2,935
   ==========     ==========       ==========     ==========         ==========     ==========

    Unlimited                       Unlimited                         Unlimited
   $     .001                      $     .001                        $     .001
   $  449,986                      $   63,640                        $    5,850

                        See Notes to Financial Statements

================================================================================

================================================================================

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     The SAFECO Tax-Exempt Bond Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO
Intermediate-Term Municipal Bond Fund (Intermediate Fund), SAFECO Insured Municipal Bond Fund (Insured Fund), SAFECO Municipal Bond Fund (Municipal Fund), SAFECO California Tax-Free Income Fund (California Fund) and SAFECO Washington State Municipal Bond Fund (Washington Fund) (together "the Funds").

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION. Tax-exempt bonds are stated on the basis of valuations provided by a pricing service, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments are valued at cost which approximates market.

     SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Securities purchased on a when-issued or delayed basis may be settled a month or more after the trade date. The securities purchased are carried in the portfolio at market and are subject to market fluctuation during this period. These securities begin earning interest on the settlement date. As commitments to purchase when-issued securities become fixed, the Funds segregate liquid assets in an amount equal to the total obligation.

     INCOME RECOGNITION. Interest is accrued on portfolio investments daily. Bond premiums and original issue discounts are amortized to either call or maturity dates. Market discount on bonds purchased after April 30, 1993 is recorded as taxable income at disposition.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income is declared as a dividend to shareholders of record as of the close of each business day and payment is made as of the last business day of each month. Net gains realized from security transactions, if any, will normally be distributed to shareholders at the end of March and December.

     FEDERAL INCOME AND EXCISE TAXES. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all income to shareholders in a manner which results in no tax to the Funds. Therefore, no Federal income or excise tax provision is required. In addition, the Funds intend to satisfy conditions which will enable them to pay dividends which, for shareholders, are exempt from Federal income taxes. Any portion of dividends representing net short-term capital gains, however, is not exempt and will be treated as taxable dividends for Federal income tax purposes. In addition, income which is derived from amortization on bonds purchased below their issued price after April 30, 1993, will be treated as ordinary income for Federal income tax purposes and related distributions will be taxable to shareholders.

================================================================================

================================================================================

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)


2.   ACCUMULATED UNDISTRIBUTED CAPITAL GAIN/LOSS

     The Intermediate, Insured, Municipal, California, and Washington Funds had accumulated undistributed net realized gains/(losses) on transactions of ($22,000), ($64,000), ($5,280,000), ($123,000) and $3,000, respectively, at
September 30, 1995.

3.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEES. SAFECO Asset Management Company (the "Investment Adviser") receives investment advisory fees from the Funds. For the Intermediate Fund, the fee is based on average daily net assets at the annual rate of 55/100 of one percent on the first $250 million declining in three levels to 25/100 of one percent on net assets over $750 million. For the Insured and Washington Funds, the fee is based on average daily net assets at the annual rate of 65/100 of one percent on the first $250 million declining in three levels to 35/100 of one percent on net assets over $750 million. For the Municipal and California Funds, the fee is based on average daily net assets at the annual rate of 55/100 of one percent on the first $100 million declining in three levels to 25/100 of one percent on net assets over $500 million.

     TRANSFER AGENT FEES. SAFECO Services Corporation receives shareholder servicing fees.

     NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or certain of its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. At September 30, 1995, the California Tax-Free Income Fund had a 5.97% note payable of $150,000 to SAFECO Life Insurance Company. The note was repaid on October 2, 1995.

     AFFILIATE OWNERSHIP. At September 30, 1995, SAFECO Insurance Company of America ("SAFECO Insurance"), a wholly owned subsidiary of SAFECO Corporation, owned 397,434 shares (or 28.9%) of the Intermediate Fund, 605,644 shares (or 70.3%) of the Insured Fund and 502,372 shares (or 86.2%) of the Washington Fund.

     DEFERRED ORGANIZATION EXPENSES. Costs relating to the organization of the Intermediate, Insured and Washington Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by the Investment Adviser and are being reimbursed by those Funds over the same period. If any of the original seed money shares for these Funds are redeemed by SAFECO Insurance prior to the end of the amortization period, the redemption proceeds will be reduced by a pro rata share of the unamortized organization expenses as of the date of redemption.

================================================================================

================================================================================

                                   (Unaudited)


4.   INVESTMENT TRANSACTIONS                                                                                          SAFECO
                                                              SAFECO        SAFECO                      SAFECO    WASHINGTON
                                                        INTERMEDIATE       INSURED        SAFECO    CALIFORNIA         STATE
                                                      TERM MUNICIPAL     MUNICIPAL     MUNICIPAL      TAX-FREE     MUNICIPAL
(In Thousands)                                             BOND FUND     BOND FUND     BOND FUND   INCOME FUND     BOND FUND
----------------------------------------------------------------------------------------------------------------------------
PURCHASES FOR THE SIX MONTHS ENDED
   SEPTEMBER 30, 1995                                       $     --      $     --      $ 28,747      $  8,017      $    336
                                                            ========      ========      ========      ========      ========
SALES FOR THE SIX MONTHS ENDED
   SEPTEMBER 30, 1995                                       $      5      $     --      $ 35,736      $  5,183      $    640
                                                            ========      ========      ========      ========      ========
UNREALIZED APPRECIATION (DEPRECIATION)
   AT SEPTEMBER 30, 1995
Aggregate gross unrealized appreciation for
   investment securities in which there is an
   excess of value over identified cost                     $    381      $    324      $ 42,032      $  4,052      $    166
Aggregate gross unrealized depreciation for
   investment securities in which there is an
   excess of identified cost over value                         (122)          (45)         (999)         (324)          (17)
                                                            --------      --------      --------      --------      --------
Net Unrealized Appreciation                                 $    259      $    279      $ 41,033      $  3,728      $    149
                                                            ========      ========      ========      ========      ========
----------------------------------------------------------------------------------------------------------------------------


================================================================================
                                     - 32 -

================================================================================

                                  (Unaudited)


5.   FINANCIAL HIGHLIGHTS (Continued)
     (For a Share Outstanding Throughout the Period)

                                                                                SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND
                                                            ----------------------------------------------------------------
                                                                                                            NOVEMBER 5, 1992
                                                             FOR THE SIX                                    (COMMENCEMENT OF
                                                            MONTHS ENDED                                      OPERATIONS) TO
                                                            SEPTEMBER 30    FOR THE YEAR ENDED MARCH 31             MARCH 31
                                                                    1995             1995          1994                 1993
============================================================================================================================
NET ASSET VALUE AT BEGINNING OF PERIOD                           $ 10.17         $  10.13       $ 10.25               $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                            0.23             0.45          0.40                 0.09
   Net Realized and Unrealized Gain (Loss) on Investments           0.33             0.04         (0.12)                0.25
                                                                 -------         --------       -------               ------
     Total from Investment Operations                               0.56             0.49          0.28                 0.34

LESS DISTRIBUTIONS
   Dividends from Net Investment Income                            (0.23)           (0.45)        (0.40)               (0.09)
                                                                 -------         --------       -------               ------
NET ASSET VALUE AT END OF PERIOD                                 $ 10.50         $  10.17       $ 10.13               $10.25
                                                                 =======         ========       =======               ======
TOTAL RETURN                                                        5.51%***         4.97%         2.64%               -0.04%**

NET ASSETS AT END OF PERIOD (000'S)                              $14,434         $ 13,762       $10,781               $2,345
RATIO OF EXPENSES TO AVERAGE NET ASSETS                             0.84%*           0.85%         0.99%                1.95%*
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                4.38%*           4.46%         3.85%                2.18%*
PORTFOLIO TURNOVER RATE                                             None             4.27%         1.49%                None

----------------------------------------------------------------------------------------------------------------------------

  * Annualized.
 ** Total return from March 18, 1993, (initial public offering) to March 31,
    1993, not annualized.
*** Not Annualized.


================================================================================

================================================================================

                                  (Unaudited)


5.   FINANCIAL HIGHLIGHTS (Continued)
     (For a Share Outstanding Throughout the Period)

                                                                                           SAFECO INSURED MUNICIPAL BOND FUND
                                                              ---------------------------------------------------------------
                                                                                                             NOVEMBER 5, 1992
                                                               FOR THE SIX                                   (COMMENCEMENT OF
                                                              MONTHS ENDED                                     OPERATIONS) TO
                                                              SEPTEMBER 30    FOR THE YEAR ENDED MARCH 31            MARCH 31
                                                                      1995                1995       1994                1993
=============================================================================================================================
NET ASSET VALUE AT BEGINNING OF PERIOD                              $10.05              $ 9.73     $10.26              $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                              0.25                0.48       0.41                0.08
   Net Realized and Unrealized Gain (Loss) on Investments             0.22                0.32      (0.53)               0.26
                                                                    ------              ------     ------              ------
     Total from Investment Operations                                 0.47                0.80      (0.12)               0.34

LESS DISTRIBUTIONS
   Dividends from Net Investment Income                              (0.25)              (0.48)     (0.41)              (0.08)
                                                                    ------              ------     ------              ------
NET ASSET VALUE AT END OF PERIOD                                    $10.27              $10.05     $ 9.73              $10.26
                                                                    ======              ======     ======              ======
TOTAL RETURN                                                          4.68%***            8.58%     -1.40%              -0.43%**

NET ASSETS AT END OF PERIOD (000'S)                                 $8,837              $8,163     $3,306              $2,106
RATIO OF EXPENSES TO AVERAGE NET ASSETS                               1.00%*              1.08%      1.41%               1.95%*
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                  4.83%*              5.11%      3.99%               1.90%*
PORTFOLIO TURNOVER RATE                                               None               14.76%     21.19%               None

-----------------------------------------------------------------------------------------------------------------------------

  * Annualized.
 ** Total return from March 18, 1993, (initial public offering) to March 31,
    1993, not annualized.
*** Not Annualized.


================================================================================

================================================================================

                                  (Unaudited)


6.   FINANCIAL HIGHLIGHTS (CONTINUED)
(For a Share Outstanding Throughout the Period)

                                                                                          SAFECO MUNICIPAL BOND FUND
                                                      --------------------------------------------------------------
                                                       FOR THE SIX
                                                      MONTHS ENDED
                                                      SEPTEMBER 30              FOR THE YEAR ENDED MARCH 31
                                                              1995          1995        1994        1993        1992
====================================================================================================================
NET ASSET VALUE AT BEGINNING OF PERIOD                    $  13.36      $  13.27    $  14.13    $  13.37    $  12.95

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                      0.38          0.77        0.78        0.81        0.86
   Net Realized and Unrealized Gain (Loss)
     on Investments                                           0.26          0.12       (0.55)       0.94        0.48
                                                          --------      --------    --------    --------    --------
     Total from Investment Operations                         0.64          0.89        0.23        1.75        1.34
                                                          --------      --------    --------    --------    --------
LESS DISTRIBUTIONS
   Dividends from Net Investment Income                      (0.38)        (0.77)      (0.78)      (0.81)      (0.86)
   Distributions from Capital Gains                             --         (0.03)      (0.31)      (0.18)      (0.06)
                                                          --------      --------    --------    --------    --------
     Total Distributions                                     (0.38)        (0.80)      (1.09)      (0.99)      (0.92)
                                                          --------      --------    --------    --------    --------
NET ASSET VALUE AT END OF PERIOD                          $  13.62      $  13.36    $  13.27    $  14.13    $  13.37
                                                          ========      ========    ========    ========    ========
TOTAL RETURN                                                  4.85%**       7.10%       1.30%      13.60%      10.57%

NET ASSETS AT END OF PERIOD (000'S)                       $485,739      $472,569    $507,453    $541,515    $427,638
RATIO OF EXPENSES TO AVERAGE NET ASSETS                       0.54%*        0.56%       0.52%       0.53%       0.54%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          5.61%*        5.96%       5.49%       5.91%       6.37%
PORTFOLIO TURNOVER RATE                                      12.35%*       26.96%      22.07%      31.66%      25.18%

--------------------------------------------------------------------------------------------------------------------

  * Annualized.
 ** Not Annualized.


================================================================================

================================================================================

                                  (Unaudited)


6.   FINANCIAL HIGHLIGHTS (CONTINUED)
(For a Share Outstanding Throughout the Period)

                                                                     SAFECO CALIFORNIA TAX-FREE INCOME FUND
                                                     ----------------------------------------------------------------------
                                                      FOR THE SIX
                                                     MONTHS ENDED
                                                     SEPTEMBER 30               FOR THE YEAR ENDED MARCH 31
                                                             1995          1995       1994        1993         1992
===================================================================================================================
NET ASSET VALUE AT BEGINNING OF PERIOD                    $ 11.54       $ 11.51    $ 12.23     $ 11.60      $ 11.24

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.31          0.63       0.66        0.68         0.71
   Net Realized and Unrealized Gain (Loss)
     on Investments                                          0.24          0.13      (0.38)       0.76         0.44
                                                          -------       -------     ------     -------      -------
     Total from Investment Operations                        0.55          0.76       0.28        1.44         1.15
                                                          -------       -------     ------     -------      -------
LESS DISTRIBUTIONS
   Dividends from Net Investment Income                     (0.31)        (0.63)     (0.66)      (0.68)       (0.71)
   Distributions from Capital Gains                            --         (0.10)     (0.34)      (0.13)       (0.08)
                                                          -------       -------     ------     -------      -------
     Total Distributions                                    (0.31)        (0.73)     (1.00)      (0.81)       (0.79)
                                                          -------       -------     ------     -------      -------
NET ASSET VALUE AT END OF PERIOD                          $ 11.78       $ 11.54    $ 11.51     $ 12.23      $ 11.60
                                                          =======       =======    =======     =======      =======
TOTAL RETURN                                                 4.82%**       7.01%      1.97%      12.88%       10.43%

NET ASSETS AT END OF PERIOD (000'S)                       $67,245       $64,058    $77,056     $79,872      $71,480
RATIO OF EXPENSES TO AVERAGE NET ASSETS                      0.69%*        0.70%      0.68%       0.66%        0.67%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS         5.30%*        5.65%      5.31%       5.71%        6.13%
PORTFOLIO TURNOVER RATE                                     16.29%*       44.10%     32.58%      23.18%       39.35%

-----------------------------------------------------------------------------------------------------------------------------

  * Annualized.
 ** Not Annualized.



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                                     - 36 -

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                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  (Unaudited)


6.   FINANCIAL HIGHLIGHTS (CONTINUED)
(For a Share Outstanding Throughout the Period)

                                                                           SAFECO WASHINGTON STATE MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------
                                                                                                      NOVEMBER 5, 1992
                                                      FOR THE SIX                                     (COMMENCEMENT OF
                                                     MONTHS ENDED                                       OPERATIONS) TO
                                                     SEPTEMBER 30    FOR THE YEAR ENDED MARCH 31              MARCH 31
                                                             1995                1995       1994                  1993
======================================================================================================================
NET ASSET VALUE AT BEGINNING OF PERIOD                     $10.10              $ 9.91     $10.27                $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                     0.25                0.49       0.44                  0.09
   Net Realized and Unrealized Gain (Loss)
     on Investments                                          0.20                0.19      (0.35)                 0.27
                                                           ------              ------     ------                ------
     Total from Investment Operations                        0.45                0.68       0.09                  0.36
                                                           ------              ------     ------                ------
LESS DISTRIBUTIONS
   Dividends from Net Investment Income                     (0.25)              (0.49)     (0.44)                (0.09)
   Distributions from Capital Gains                            --                  --      (0.01)                   --
                                                           ------              ------     ------                ------
     Total Distributions                                    (0.25)              (0.49)     (0.45)                (0.09)
                                                           ------              ------     ------                ------
NET ASSET VALUE AT END OF PERIOD                           $10.30              $10.10     $ 9.91                $10.27
                                                           ======              ======     ======                ======
TOTAL RETURN                                                 4.53%***            7.13%      0.68%                -0.31%**

NET ASSETS AT END OF PERIOD (000'S)                        $6,002              $5,953     $2,908                $2,163
RATIO OF EXPENSES TO AVERAGE NET ASSETS                      1.07%*              1.09%      1.44%                 2.00%*
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS         4.94%*              5.06%      4.17%                 2.22%*
PORTFOLIO TURNOVER RATE                                     16.71%*              9.23%     17.26%                 None

----------------------------------------------------------------------------------------------------------------------

  * Annualized.
 ** Total return from March 18, 1993, (initial public offering) to March 31,
    1993, not annualized.
*** Not Annualized.

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                                     - 37 -

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SAFECO TAX-EXEMPT BOND FUNDS                                         BULK RATE
                                                                    U.S. POSTAGE
BOARD OF TRUSTEES                                                       PAID
BOH A. DICKEY, CHAIRMAN                                                SAFECO
BARBARA J. DINGFIELD                                               INSURANCE CO.
RICHARD W. HUBBARD
RICHARD E. LUNDGREN
I. D. MCCLEAN
LARRY L. PINNT
JOHN W. SCHNEIDER

OFFICERS
DAVID F. HILL, PRESIDENT
RONALD L. SPAULDING,
     VICE PRESIDENT AND TREASURER
NEAL A. FULLER,
     VICE PRESIDENT AND CONTROLLER

INVESTMENT ADVISER
SAFECO ASSET
     MANAGEMENT COMPANY

DISTRIBUTOR
SAFECO SECURITIES, INC.

TRANSFER AGENT
SAFECO SERVICES CORPORATION

CUSTODIAN
U. S. BANK OF WASHINGTON, N.A.

[RECYCLE LOGO] Printed on Recycled Paper.

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